                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
                                                 -----------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Eden Capital Management Partners, L.P.
Address:          2727 Allen Parkway
                  Suite 1880
                  Houston, Texas  77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Adam Newar
Title:            President
Phone:            (713) 807-1760

Signature, Place and Date of Signing:

    /s/Adam Newar               Houston, Texas            November 12, 2003
----------------------      ---------------------      -------------------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                          --------------------------------------

Form 13F Information Table Entry Total:   63
                                          --------------------------------------

Form 13F Information Table Value Total:   111,249
                                          --------------------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                   FORM 13F INFORMATION TABLE
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         COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7            COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER       TITLE OF     CUSIP     VALUE    SHRS OR  SH/PUT/   INVESTMENT     OTHER     VOTING   AUTHORITY    NONE
                             CLASS               (x$1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS    SOLE      SHARED
---------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO     CLASS A    002896207   3,297    119,000    SH         SOLE         NONE     119,000       0         0
                           COMMON
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ACTEL CORP                 COMMON     004934105   2,037     85,000    SH         SOLE         NONE      85,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS     COMMON     000886101     140     60,000    SH         SOLE         NONE      60,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC             COMMON     00826T108   1,518     72,300    SH         SOLE         NONE      72,300       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP         COMMON     032511107   1,879     45,000    SH         SOLE         NONE      45,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                COMMON     034425108   1,450    120,000    SH         SOLE         NONE     120,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
AVNET INC                  COMMON     053807103   3,008    182,100    SH         SOLE         NONE     182,100       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
AVX CORPORATION            COMMON     002444107     453     33,100    SH         SOLE         NONE      33,100       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC          COMMON     064057102   2,099     72,100    SH         SOLE         NONE      72,100       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                 COMMON     055482103   1,367     40,000    SH         SOLE         NONE      40,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
BOWATER INC                COMMON     102183100   3,575     85,000    SH         SOLE         NONE      85,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
BOWNE & CO INC             COMMON     103043105   2,177    145,600    SH         SOLE         NONE     145,600       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
CADENCE DESIGN SYSTEM INC  COMMON     127387108   1,943    145,000    SH         SOLE         NONE     145,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
CHARLOTTE RUSSE HLDG INC   COMMON     161048103     730     71,000    SH         SOLE         NONE      71,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
COHERENT INC               COMMON     192479103   2,118     86,000    SH         SOLE         NONE      86,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC      CLASS B    210795308   2,321    140,000    SH         SOLE         NONE     140,000       0         0
                           COMMON
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP        COMMON     216640102   2,311     50,000    SH         SOLE         NONE      50,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
COST PLUS INC -            COMMON     221485105     929     25,100    SH         SOLE         NONE      25,100       0         0
 CALIFORNIA                STOCK
---------------------------------------------------------------------------------------------------------------------------------
DOCUMENTUM INC             COMMON     256159104   3,138    147,000    SH         SOLE         NONE     147,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
DOW JONES & CO INC         COMMON     260561105   3,987     84,200    SH         SOLE         NONE      84,200       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ENSCO INT'L INC            COMMON     26874Q100   1,207     45,000    SH         SOLE         NONE      45,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
GATX CORP                  COMMON     361448103   2,504    118,400    SH         SOLE         NONE     118,400       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC          COMMON     38821G101     866     85,000    SH         SOLE         NONE      85,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES CHEM CORP      COMMON     390568103   1,207     60,000    SH         SOLE         NONE      60,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP        COMMON     391648102   1,353     65,000    SH         SOLE         NONE      65,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
HAIN CELESTIAL GROUP INC   COMMON     405217100   2,103    116,017    SH         SOLE         NONE     116,017       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC               COMMON     413160102     282     45,000    SH         SOLE         NONE      45,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                  COMMON     449295104   1,695     44,200    SH         SOLE         NONE      44,200       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC  COMMON     451713101   1,206    165,000    SH         SOLE         NONE     165,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FLAVORS &    COMMON
 FRAGR                     STOCK      459506101   2,977     90,000    SH         SOLE         NONE      90,000       0         0
---------------------------------------------------------------------------------------------------------------------------------
LABOR READY INC            COMMON     505401208   1,426    141,900    SH         SOLE         NONE     141,900       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
LAUDER ESTEE COS INC       CLASS A    518439104   3,751    110,000    SH         SOLE         NONE     110,000       0         0
                           COMMON
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP             COMMON     502161102   1,169    130,000    SH         SOLE         NONE     130,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP          COMMON     583334107   1,140     44,700    SH         SOLE         NONE      44,700       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
NCO GROUP INC              COMMON     628858102   1,214     52,000    SH         SOLE         NONE      52,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
NEWPORT CORP               COMMON     651824104     635     45,000    SH         SOLE         NONE      45,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
NORTHERN TR CORP           COMMON     665859104   2,118     50,000    SH         SOLE         NONE      50,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC           COMMON     670008101   1,008     30,000    SH         SOLE         NONE      30,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC           COMMON     676220106     703     50,000    SH         SOLE         NONE      50,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORP             COMMON     683715106   3,287     96,100    SH         SOLE         NONE      96,100       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                COMMON     68389X105   1,406    125,000    SH         SOLE         NONE     125,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD  CLASS A    G67743107   1,287     82,500    SH         SOLE         NONE      82,500       0         0
                           COMMON
                           SHARES
---------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC            COMMON     714046109   1,646    107,500    SH         SOLE         NONE     107,500       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
PORTAL SOFTWARE INC        COMMON     736126103     219     15,000    SH         SOLE         NONE      15,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC         COMMON     74834T103     941     77,400    SH         SOLE         NONE      77,400       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
QUIKSILVER INC             COMMON     74838C106     957     60,000    SH         SOLE         NONE      60,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC       COMMON     770323103   2,730    140,000    SH         SOLE         NONE     140,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
SABRE HLDGS CORP           CLASS A    785905100   3,546    165,000    SH         SOLE         NONE     165,000       0         0
                           COMMON
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP           COMMON     800907107   2,318    240,000    SH         SOLE         NONE     240,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
SERENA SOFTWARE INC        COMMON     817492101   1,476     80,000    SH         SOLE         NONE      80,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
SILICON VY BANCSHARES      COMMON     827064106   2,387     86,500    SH         SOLE         NONE      86,500       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
STANLEY WKS                COMMON     854616109   1,919     65,000    SH         SOLE         NONE      65,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC              CLASS A    858155203   1,050     89,100    SH         SOLE         NONE      89,100       0         0
                           COMMON
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
STEINER LEISURE LTD        COMMON     P8744Y102   1,159     60,567    SH         SOLE         NONE      60,567       0         0
                           SHARES
---------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC    COMMON     871508107     598     50,000    SH         SOLE         NONE      50,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                COMMON     879664100     204     30,000    SH         SOLE         NONE      30,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC          COMMON     879868107   2,175     44,800    SH         SOLE         NONE      44,800       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO          COMMON     892356106   3,543    108,000    SH         SOLE         NONE     108,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
TWEETER HOME ENTMT GROUP   COMMON
 INC                       STOCK      901167106     609     79,300    SH         SOLE         NONE      79,300       0         0
---------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTECHNOLOGY     COMMON     928298108   2,365    135,000    SH         SOLE         NONE     135,000       0         0
 INC                       STOCK
---------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTL INC       COMMON     947074100   1,322     35,000    SH         SOLE         NONE      35,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE INC           COMMON     961815107   2,838     94,000    SH         SOLE         NONE      94,000       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------
W.W. GRAINGER INC          COMMON     384802104   2,225     46,800    SH         SOLE         NONE      46,800       0         0
                           STOCK
---------------------------------------------------------------------------------------------------------------------------------